Stock-Based Compensation	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

9.   Stock-Based Compensation

2011 Equity Incentive Plan

The Company’s 2011 Equity Compensation Plan (the “2011 Plan”) provided for the Company to sell or issue restricted common stock, restricted stock units (“RSUs”), performance-based units (“PSUs”), cash-based awards or to grant stock options for the purchase of common stock to officers, employees, consultants and directors of the Company. The 2011 Plan was administered by the board of directors or, at the discretion of the board of directors, by a committee of the board. The number of shares of common stock reserved for issuance under the 2011 Plan is 1,159,420. As of December 31, 2016, PSUs representing 243,774 shares of the Company’s common stock were outstanding under the 2011 Plan. In light of the December 2015 adoption of the 2015 Equity Incentive Plan, no future awards under the 2011 Plan will be granted.

2015 Equity Incentive Plan

In December 2015, the Company adopted the 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan provides for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards and other forms of equity compensation to Company employees, directors and consultants. The maximum number of shares of common stock that may be issued under the 2015 Plan is 1,930,460 shares. As of December 31, 2016, RSUs representing 1,224,957 shares of the Company’s common stock were outstanding under the 2015 Plan and 221,590 shares remained available for grant under the 2015 Plan.

The Company recorded stock-based compensation expense in the following expense categories of its statements of operations for the three months ended December 31, 2016 and 2015:

	Three months ended December 31,
	2016	2015

Research and development	$386,109	$1,356,408
General and administrative	2,077,943	1,133,626
	$2,464,052	$2,490,034

	Three months ended December 31,
	2016	2015

Equity-classified compensation	$2,464,052	$98,172
Liability-classified compensation	-	2,391,862
	$2,464,052	$2,490,034

Performance-based stock units

The Company has issued PSUs, which generally have a ten year life from the date of grant and vest 50% after the third anniversary from issuance and the remaining 50% on the fourth anniversary. The PSUs are exercisable upon the earlier of (i) a change in control, (ii) consummation of an initial public offering, or (iii) a corporate valuation in excess of $400 million. Upon exercise, the PSU holder receives common stock or cash at the Company’s discretion.

The following table summarizes the PSU activity for the three months ended December 31, 2016:

	Number	Base
	of	Price
	PSUs	Per PSU
Balance at October 1, 2016	247,309	$6.33
Forfeitures	(3,535)	7.40
Balance at December 31, 2016	243,774	$6.35

As of December 31, 2016, there was $532,508 of unamortized expense that will be recognized over a weighted-average period of 1.46 years.

Restricted stock units

The following table summarizes the activity related to RSUs granted during the three months ended December 31, 2016:

		Weighted
	Number	Average
	of	Grant Date
	RSUs	Fair Value
Balance at October 1, 2016	1,094,351	$28.61
Granted	615,000	2.11
Vested and settled	(483,913)	29.05
Forfeitures	(481)	29.05
Balance at December 31, 2016	1,224,957	$15.13

The Company has granted RSUs that generally vest over a period of two to four years from the date of grant. In addition, vesting of the RSUs was also dependent upon the closing of the Company’s IPO, which is a performance condition that is outside the Company’s control. Therefore, the Company did not recognize any stock-based compensation until the consummation of the IPO in May 2016. As of December 31, 2016, there was $11,402,327 of unamortized expense that will be recognized over a weighted-average period of 1.42 years.

11.

     Stock-Based Compensation

2011 Equity Incentive Plan

The Company’s 2011 Equity Compensation Plan (the “2011 Plan”) provided for the Company to sell or issue restricted common stock, restricted stock units (“RSUs”), performance-based awards, cash-based awards or to grant stock options for the purchase of common stock to officers, employees, consultants and directors of the Company. The 2011 Plan was administered by the board of directors or, at the discretion of the board of directors, by a committee of the board. The number of shares of common stock reserved for issuance under the 2011 Plan is 1,159,420. As of September 30, 2016, PSUs representing 247,309 shares of the Company’s common stock were outstanding under the 2011 Plan. In light of the December 2015 adoption of the 2015 Equity Incentive Plan, no future awards under the 2011 Plan will be granted.

2015 Equity Incentive Plan

In December 2015, the Company adopted the 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan provides for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards and other forms of equity compensation to Company employees, directors and consultants. On July 11, 2016 the maximum number of shares of the 2015 plan increased by 684,083 shares or 3% of the outstanding common stock of the Company. This increase resulted from a provision in the plan that allows an annual increase of shares in the plan. The maximum number of shares of common stock that may be issued under the 2015 Plan is 1,930,460 shares. As of September 30, 2016, RSUs representing 1,094,351 shares of the Company’s common stock were outstanding under the 2015 Plan and 836,109 shares remained available for grant under the 2015 Plan.

The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations for the years ended September 30, 2016 and 2015:

	Year ended September 30,
	2016	2015
Research and development	$2,044,379	$5,817,830
General and administrative	10,405,700	5,360,028
	$12,450,079	$11,177,858

	Year ended September 30,
	2016	2015
Equity-classified compensation	$10,058,217	$8,925
Liability-classified compensation	2,391,862	11,168,933
	$12,450,079	$11,177,858

Performance-based stock units

The Company has issued PSUs, which generally have a ten year life from the date of grant and vest 50% after the third anniversary from issuance and the remaining 50% on the fourth anniversary. The PSUs are exercisable upon the earlier of  (i) a change in control, (ii) consummation of an initial public offering, or (iii) a corporate valuation in excess of  $400 million and at the discretion by the Company’s board of directors. Upon exercise, the PSU holder receives common stock or cash at the Company’s discretion. See note 4 for discussion of fair value of the PSUs.

The following table summarizes the PSU activity for the years ended September 30, 2016 and 2015:

	Number of PSUs	Base Price Per PSU
Balance at October 1, 2014	658,498	$3.45
Granted	39,988	3.45
Forfeitures	(11,473)	3.45
Balance at October 1, 2015	687,013	3.45
Forfeitures	(4,924)	4.85
Exchanged for restricted stock units	(434,780)	3.45
Balance at September 30, 2016	247,309	$6.33

 In December 2015, the Company completed a tender-offer to holders of outstanding PSUs to amend the terms of such outstanding awards to increase the base price to an amount equal to the fair market value of a share of the Company’s common stock on the date of grant of the PSU, remove the right to be paid dividend equivalents and provide for settlement in shares of the Company’s common stock or cash, at the Company’s discretion. Upon amending the settlement terms of the PSUs, the Company reclassified the stock-based compensation liability to additional paid-in capital.

Concurrent with the tender-offer, several PSU holders cancelled an aggregate of 434,780 PSUs in exchange for 391,303 RSUs. The Company accounted for the exchange as a modification, and, as a result, recognized $98,172 of additional stock-based compensation during the year ended September 30, 2016 based on the fair value of the RSUs in excess of the fair value of the PSUs exchanged.

The PSU represents an award that is exercisable based upon the achievement of either a performance condition or a market condition. As a result, the Company measures and records compensation cost taking into consideration both conditions: (1) an award that becomes exercisable upon the Company achieving a market value of  $400 million and at the discretion by the Company’s Board of Directors and (2) an award that is exercisable upon the earlier of a change in control or consummation of an IPO. Through December 2015, the fair value of both the performance and market conditions were remeasured prior to the PSUs being reclassified into equity. However, given the discretionary action required to be taken by the Company’s Board of Directors, the fair value of the market condition continued to be remeasured each reporting period as compensation cost was recognized. Because a change of control or an IPO is not deemed probable until such event occurs, no compensation cost related to the performance condition was recognized prior to the consummation of the Company’s IPO. Upon the consummation of the IPO in May 2016, the Company recorded compensation expense for the year ended September 30, 2016 based upon the fair value of the performance condition of the PSUs which was established in December 2015 when the PSUs became equity classified.

The fair value of the PSUs of  $25.74 per PSU at December 31, 2015 was derived using the following assumptions:

December 31, 2015
Risk-free interest rate	1.0%
Derived service period	2.3 years
Expected volatility	57.6%
Annual dividend yield	0%
Fair value of common stock	$29.05 per share

As of September 30, 2016, there was $646,531 of unamortized expense that will be recognized over a weighted-average period of 1.71 years.

Restricted stock units

The following table summarizes the activity related to RSUs granted during the year ended September 30, 2016:

	Number of RSUs	Weighted Average Grant Date Fair Value
Balance at October 1, 2015	—	$—
Granted	705,311	28.31
Forfeitures	(2,263)	13.78
Issued in connection with PSU exchange	391,303	29.05
Balance at September 30, 2016	1,094,351	$28.61

As of September 30, 2016, there were 387,868 RSUs that will vest upon the expiration of the 180-day lock up period following the Company’s IPO. The remaining 706,483 RSUs will vest upon the expiration of the 180-day lock up period following the Company’s IPO and over the following time-based vesting periods:

•

424,468 RSUs with 50% vesting on each of the first and second anniversaries of the recipient’s grant date

•

21,738 RSUs with one-third vesting on each of the first, second, and third anniversaries of the recipient’s hire date

•

260,277 RSUs with 50% vesting on each of the third and fourth anniversaries of the recipient’s hire date

The expiration of the lock-up period following an IPO or a change in control are performance conditions that are outside the Company’s control. Therefore, the Company did not recognize any stock-based compensation until the consummation of the IPO in May 2016. As of September 30, 2016, there was $12,527,573 of unamortized expense that will be recognized over a weighted-average period of 1.53 years.